Stock-based Compensation Plan - Additional Information (Detail) - 2014 Equity Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under share-based payment arrangement	10,524,556	10,524,556	10,524,556
Description of vesting rights		Employee option grants generally cliff vest twenty-five percent at the end of the first year and 1/48th of the total option shares shall vest each month thereafter	Employee option grants generally cliff vest twenty-five percent at the end of the first year and 1/48th of the total option shares shall vest each month thereafter
Award expiration period		10 years	10 years
Share-based compensation arrangement by sharebased payment award accelerated vesting number	0	0	0	0
Aggregate intrinsic value of the options exercised			$ 48	$ 9
Weighted average estimated fair value			$ 0.65	$ 0.36
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount			$ 1,193
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition			2 years 6 months
Share Based Payment Arrangement Excisable At The End Of First Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting		25.00%	25.00%
Share Based Payment Arrangement Excisable Per Month And Thereafter After The End Of First Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting		0.02083%	0.02083%